Goodwill and acquisition-related intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
The following table summarizes the changes in goodwill by segment for the years ended December 31, 2012 and 2011.

	Analog	Embedded Processing	Wireless	Other	Total
Goodwill, December 31, 2010	$630	$172	$90	$32	$924
Additions from acquisitions	3,528	—	—	—	3,528
Goodwill, December 31, 2011	4,158	172	90	32	4,452

Impairment	—	—	(90)	—	(90)
Goodwill, December 31, 2012	$4,158	$172	$—	$32	$4,362

Schedule of acquisition-related intangible assets
The components of acquisition-related intangible assets as of December 31, 2012 and 2011, are as follows:

		December 31, 2012			December 31, 2011
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	4 - 10	$2,145	$312	$1,833	$2,089	$91	$1,998
Customer relationships	5 - 8	821	137	684	822	34	788
Other intangibles	2 - 7	46	36	10	50	29	21
In-process R&D	(a)	31	n/a	31	93	n/a	93
Total		$3,043	$485	$2,558	$3,054	$154	$2,900
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Estimated amortization of acquisition-related finite lived intangibles for future years	Future estimated amortization of acquisition-related intangibles for the years ended December 31 is as follows:

2013	$335
2014	321
2015	319
2016	319
2017	318
Thereafter	946